Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 vessel segment
Segment Reporting [Abstract]
Number of reportable segments | segment	2
Liquefied Gas Segment | Liquefied Natural Gas
Segment Reporting Information [Line Items]
Number of vessels	50
Liquefied Gas Segment | Liquefied Natural Gas | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	26
Liquefied Gas Segment | Liquefied Petroleum Gas Multi Gas [Member]
Segment Reporting Information [Line Items]
Number of vessels in partnership	30
Liquefied Gas Segment | Liquefied Petroleum Gas Multi Gas [Member] | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels in partnership	23
Conventional Tankers Segment | Suezmax Tankers
Segment Reporting Information [Line Items]
Number of vessels in partnership	4
Conventional Tankers Segment | Handymax Product
Segment Reporting Information [Line Items]
Number of vessels in partnership	1